Operating Segments - Summary of Operating and Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure of operating segments [line items]
Changes in fair value on financial assets measured at FVTPL	$ 15,386	$ 16,940	[1]	$ 9,063	[1]
Unallocated:
Other gains and losses	153	609	[1]	(39)	[1]
Profit before tax	44,625	28,870	[1]	25,307	[1]
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	33,066	25,271		25,251
Changes in fair value on financial assets measured at FVTPL	15,386	16,940		9,063
Segment profits/(losses)	38,986	35,140		27,875
Unallocated amounts [member]
Unallocated:
Other income	13,330	4
Other gains and losses	153	609		(39)
Corporate expenses	(7,844)	(6,883)		(2,529)
Digital solutions services - non financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	28,037	23,689		23,740
Segment profits/(losses)	21,470	17,527		18,605
Digital solutions services financial services segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,540	1,514		1,511
Segment profits/(losses)	87	122		140
Hotel operations, hospitality and VIP services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,195
Segment profits/(losses)	(1,858)
Digital media, content, and marketing services and others [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,294	68
Changes in fair value on financial assets measured at FVTPL	15,386	16,940		9,063
Segment profits/(losses)	19,287	17,491		9,130
External customers [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	30,838	23,545		24,215
External customers [member] | Digital solutions services - non financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	25,869	22,047		22,777
External customers [member] | Digital solutions services financial services segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,480	1,430		1,438
External customers [member] | Hotel operations, hospitality and VIP services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,195
External customers [member] | Digital media, content, and marketing services and others [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,294	68
Related parties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,228	1,726		1,036
Related parties [member] | Digital solutions services - non financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,168	1,642		963
Related parties [member] | Digital solutions services financial services segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 60	$ 84		$ 73

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.